Form N-1A Cover	May 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SHELTON FUNDS
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	May 15, 2026
Prospectus Date	May 15, 2026